Balances and Transactions with Related Parties (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2011 USD ($) director
Details of balances with related parties
Net receivable (payable)	€ 9,476		€ (3,229)
Group transactions with related parties
Percentage of profit before tax contribution to non profit organization	0.70%	0.70%	0.70%	0.70%	0.70%
Contributions to non-profit organization	€ 7,100		€ 5,325		€ 5,224
Number of directors involved in consulting services contract | director							1
Term of consulting services contract (in years)							3 years
Consulting services fee | $		$ 1		$ 1		$ 1	$ 1
Additional bonus | $							$ 2
Extension for consulting services contract (in years)				2 years	2 years
Remuneration of directors representing shareholders interest	1,881				€ 50
Associates
Details of balances with related parties
Receivables	3,219		133
Trade payables	(4,583)		(4,221)
Loans	26,654		15,994
Group transactions with related parties
Net sales	3,009		193		317
Purchases	(68,335)		(35,569)
Other service expenses	(11,798)		(7,591)		(361)
R&D agreements	(164)		(10,188)		(18,400)
Finance Income	152		1,946		1,916
Total income (expense)	(77,136)		(51,209)		(16,528)
Key management personnel
Details of balances with related parties
Debts	(6,164)		(6,662)
Group transactions with related parties
Remuneration	(13,672)		(10,287)		(9,447)
Total income (expense)	(13,672)		(10,287)		(9,447)
Other related parties
Details of balances with related parties
Trade payables	(9,187)		(8,473)
Group transactions with related parties
Other service expenses	(7,100)		(5,325)		(6,938)
Operating lease expense	(5,426)		(5,281)		(4,900)
Purchase of Fixed Assets					(276,457)
Sale of Fixed Assets					12,000
Total income (expense)	(12,526)		(10,606)		(276,295)
Board of directors of the Company
Details of balances with related parties
Trade payables	(463)
Group transactions with related parties
Other service expenses	(939)		(905)		(845)
Remuneration	(5,755)		(3,668)		(3,443)
Total income (expense)	€ (6,694)		€ (4,573)		€ (4,288)